Summary Prospectus
January 1, 2014
Active Portfolios® Multi-Manager Small Cap Equity Fund

Class	Ticker Symbol
Class A Shares	CSCEX
Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at https://www.columbiamanagement.com/web/columbia/forms-literature/fund-literature. You can also get this information at no cost by calling 800.345.6611 or by sending an email to serviceinquiries@columbiamanagement.com. This Summary Prospectus incorporates by reference the fund’s prospectus, dated January 1, 2014, and current Statement of Additional Information.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
Active Portfolios® Multi-Manager Small Cap Equity Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A
Management fees	0.87%
Distribution and/or service (12b-1) fees	0.25%
Other expenses(a)	0.50%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses(b)	1.63%
Less: Fee waivers and/or expense reimbursements(c)	(0.28%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.35%
(a)	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
(b)	“Total annual Fund operating expenses” in the table (which includes acquired fund fees and expenses) may not match “Net Expenses” in the Financial Highlights section of this prospectus because it does not include such acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.34% for Class A.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$137	$487	$860	$1,909
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.
1	Active Portfolios® Multi-Manager Small Cap Equity Fund

Principal Investment Strategies
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that use multiple investment styles to invest in equity securities. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. Columbia Management and the Subadvisers employ different investment styles and processes that, in the aggregate, are designed to complement the strategies of one another in pursuit of the Fund’s investment objective.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stocks, preferred stocks and convertible securities) of companies that have market capitalizations in the range of the companies in the Russell 2000® Index at the time of purchase (between $38 million and $5.37 billion as of November 30, 2013). The market capitalization range and composition of the companies in the Index is subject to change.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may also invest in real estate investment trusts and exchange-traded funds. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund’s Subadvisers are Conestoga Capital Advisors, LLC (Conestoga), Dalton, Greiner, Hartman, Maher & Co., LLC (DGHM) and EAM Investors, LLC (EAM). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. In addition, Real Estate Management Services Group, LLC (REMS) provides advisory services with respect to REITs in DGHM’s sleeve. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve (except for REMS, for which DGHM determines the proportion of its sleeve assets to be managed by REMS), and may change these allocations at any time.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities, which may increase brokerage and other transaction costs and have adverse tax consequences.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and Fund share price may go down.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Allocation Risk. The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies. The performance of the Fund may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly where the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Active Portfolios® Multi-Manager Small Cap Equity Fund	2

Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of these underlying funds in direct proportion to the Fund’s investment therein. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Real Estate-related Investment Risk. Investment in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other risks, risks similar to those of direct investments in real estate and the real estate industry in general, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT, by changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the information technology sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
3	Active Portfolios® Multi-Manager Small Cap Equity Fund

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
A full calendar year of performance was not available as of the date of this prospectus.
When available, the Fund intends to compare its performance to the performance of the Russell 2000 Index, which measures the performance of the 2,000 smallest companies in the Russell 3000 Index and represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Christian Stadlinger, Ph.D., CFA	Portfolio Manager	Co-manager	2012
Jarl Ginsberg, CFA, CAIA	Portfolio Manager	Co-manager	2012
Subadviser: Conestoga Capital Advisors, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert Mitchell	Managing Partner and Portfolio Manager	Co-manager	2012
Joseph Monahan	Managing Partner and Portfolio Manager	Co-manager	January 2014
Subadviser: Dalton, Greiner, Hartman, Maher & Co., LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Bruce Geller, CFA	Chief Executive Officer and Partner of DGHM	Co-manager	2012
Jeffrey Baker, CFA	Chief Investment Officer and Partner of DGHM	Co-manager	2012
Peter Gulli, CFA	Portfolio Manager and Team Leader of DGHM	Co-manager	2012
Edward Turville, CFA	Managing Partner, Portfolio Manager and Chief Investment Officer of REMS	Co-manager	2012
Subadviser: EAM Investors, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Montie Weisenberger	Portfolio Manager and Managing Director of EAM	Co-manager	2012
Active Portfolios® Multi-Manager Small Cap Equity Fund	4

Purchase and Sale of Fund Shares
Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invested in the Fund and redeemed in accordance with the terms of the Fund’s prospectus. There is a $500 minimum initial investment and no minimum additional investment.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
5	Active Portfolios® Multi-Manager Small Cap Equity Fund

225 Franklin Street, Boston, MA 02110
800.345.6611 columbiamanagement.com
© 2014 Columbia Management Investment Distributors, Inc.	PRO102_08_D01_(01/14)